Reserve for Unpaid Losses and Loss Adjustment Expenses (Tables)	3 Months Ended
Dec. 31, 2024
Liability for Unpaid Claims and Claims Adjustment Expense, Activity in Liability [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense [Table Text Block]

Unfavorable (Favorable) Prior Accident Year Development	For the three months ended December 31, 2024
Workers’ compensation	$(70)
Workers’ compensation discount accretion	10
General liability	130
Marine	—
Package business	—
Commercial property	—
Professional liability	(20)
Bond	(34)
Assumed reinsurance	—
Automobile liability - Commercial Lines	21
Automobile liability - Personal Lines	(17)
Homeowners	(13)
Net asbestos and environmental ("A&E") reserves	141
Catastrophes	(49)
Uncollectible reinsurance	(19)
Other reserve re-estimates, net	17
Prior accident year development, including full benefit for the adverse development cover ("ADC") cession	97
Change in deferred gain on retroactive reinsurance included in other liabilities [1]	4
Total prior accident year development	$101
[1] Change in deferred gain on retroactive reinsurance for the three months ended December 31, 2024, included a benefit for amortization of the Navigators ADC deferred gain of $58. The change in deferred gain for the three months ended December 31, 2024, also included $62 of adverse development on A&E reserves in excess of ceded premium paid.